SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS - Parentheticals (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018
Ordinary shares, shares issued		203,510,681	195,191,000		162,672,800
Ordinary shares, shares outstanding	203,510,681	203,510,681	195,191,000	195,191,000	162,672,800
Class A ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,600,000,000	4,600,000,000	4,600,000,000
Ordinary shares, shares issued	142,348,281	142,348,281	128,228,600
Ordinary shares, shares outstanding	142,348,281	142,348,281	128,228,600	128,228,600
Class B ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	61,162,400	66,962,400
Ordinary shares, shares outstanding	61,162,400	61,162,400	66,962,400	66,962,400
Parent Company | Reportable legal entities | Class A ordinary shares
Ordinary shares, par value		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized		4,600,000,000	4,600,000,000
Ordinary shares, shares issued		142,348,281	128,228,600
Ordinary shares, shares outstanding		142,348,281	128,228,600
Parent Company | Reportable legal entities | Class B ordinary shares
Ordinary shares, par value		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized		200,000,000	200,000,000
Ordinary shares, shares issued		61,162,400	66,962,400
Ordinary shares, shares outstanding		61,162,400	66,962,400